Segment Information (Tables)	6 Months Ended
Jun. 30, 2011
Distribution of Net Revenue by Geographical Area
a)	The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$24,080	$33,906	$53,433	$62,878
Rest of Europe	85,868	70,112	166,945	140,850
U.S.	93,826	96,876	186,390	194,331
Other	29,271	22,857	55,574	44,804

Total	$233,045	$223,751	$462,342	$442,863
    * All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$216,163	$208,114	$429,007	$411,010
Central laboratory	16,882	15,637	33,335	31,853

Total	$233,045	$223,751	$462,342	$442,863

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Ireland	$(4,386)	$13,526	$(1,797)	(85)	$(1,882)	$23,060
Rest of Europe	11,368	5,072	16,841	(1,803)	15,038	12,931
U.S.	6,600	5,763	12,891	(3,114)	9,777	13,432
Other	1,924	1,317	3,542	-	3,542	3,033

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

Distribution of income From Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2011	2011	2010
			Excluding Restructuring Charges	Restructuring Charges	Including Restructuring Charges
	(in thousands)		(in thousands)
Clinical research	$14,939	$26,811	$33,616	(3,457)	$30,159	$53,531
Central laboratory	567	(1,133)	(2,139)	(1,545)	(3,684)	(1,075)

Total	$15,506	$25,678	$31,477	$(5,002)	$26,475	$52,456

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$115,118	$109,919
Rest of Europe	18,664	16,675
U.S.	32,328	33,855
Other	9,022	10,412

Total	$175,132	$170,861

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$154,252	$149,755
Central laboratory	20,880	21,106

Total	$175,132	$170,861

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Ireland	$3,236	$2,347	$6,182	$4,977
Rest of Europe	1,854	1,283	3,436	2,859
U.S.	3,125	3,647	6,468	7,215
Other	1,114	1,004	2,216	1,952

Total	$9,329	$8,281	$18,302	$17,003

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(in thousands)		(in thousands)
Clinical research	$7,962	$7,045	$15,697	$14,525
Central laboratory	1,367	1,236	2,605	2,478

Total	$9,329	$8,281	$18,302	$17,003

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Ireland	$402,130	$418,098
Rest of Europe	240,854	173,668
U.S.	338,662	329,971
Other	32,603	27,801

Total	$1,014,249	$949,538

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2011	2010
	(in thousands)
Clinical research	$952,179	$889,534
Central laboratory	62,070	60,004
Total	$1,014,249	$949,538